Loans and Allowance for Loan Losses	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4. Loans and Allowance for Loan Losses

At September 30, 2011 and December 31, 2010, loans are summarized as follows (amounts in thousands):

	September 30,	December 31,
	2011	2010
Commercial real estate-mortgage:
Owner-occupied	$63,405	$64,971
All other	62,009	64,060
Consumer real estate-mortgage	68,466	71,878
Construction and land development	32,808	29,848
Commercial and industrial	40,880	51,160
Consumer and other	2,833	3,330
Total loans	270,401	285,247
Less: Allowance for loan losses	(6,864)	(9,132)

Loans, net	$263,537	$276,115

The composition of loans by primary loan classification as well as impaired and performing loan status at September 30, 2011 and December 31, 2010 is summarized in the tables below (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$113,077	$61,561	$31,131	$40,075	$2,833	$248,677
Impaired loans	12,337	6,905	1,677	805	-	21,724
Total	$125,414	$68,466	$32,808	$40,880	$2,833	$270,401

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$119,084	$61,455	$27,774	$50,492	$3,279	$262,084
Impaired loans	9,947	10,423	2,074	668	51	23,163
Total	$129,031	$71,878	$29,848	$51,160	$3,330	$285,247

The following tables show the allowance allocation by loan classification for impaired and performing loans as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
Allowance related to:	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$1,798	$993	$467	$596	$52	$3,906
Impaired loans	1,312	1,214	40	392	-	2,958
Total	$3,110	$2,207	$507	$988	$52	$6,864

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
Allowance related to:	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$887	$691	$3,178	$588	$48	$5,392
Impaired loans	906	2,420	60	337	17	3,740
Total	$1,793	$3,111	$3,238	$925	$65	$9,132

The following tables detail the changes in the allowance for loan losses for the nine month period ending September 30, 2011 and year ending December 31, 2010 by loan classification (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Beginning balance	$1,793	$3,111	$3,238	$925	$65	$9,132
Charged-off loans	(1,221)	(1,509)	(73)	(28)	(24)	(2,855)
Recovery of charge-offs	250	33	58	72	29	442
Provision for loan losses	2,288	572	(2,716)	19	(18)	145
Ending balance	$3,110	$2,207	$507	$988	$52	$6,864

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Beginning balance	$1,189	$719	$3,179	$786	$32	$5,905
Charged-off loans	(2,309)	(562)	(1,260)	(443)	(114)	(4,688)
Recovery of charge-offs	213	54	19	282	56	624
Provision for loan losses	2,700	2,900	1,300	300	91	7,291
Ending balance	$1,793	$3,111	$3,238	$925	$65	$9,132

Credit quality indicators:

Federal regulations require the Bank to review and classify its assets on a regular basis.  To fulfill this requirement the Bank systematically reviews its loan portfolio to ensure the Bank’s large loan relationships are being maintained within its loan policy guidelines, remains properly underwritten and is properly classified by loan grade.  This review process is performed by the Bank's management, loan review, internal auditors, external auditors, and state and federal regulators.

The Bank’s loan grading process is as follows:

▪	All loans are assigned a loan grade at the time of origination by the relationship manager. Typically, a loan is assigned a loan grade of “pass” at origination.

▪	Loans greater than or equal to $500 thousand are reviewed by the Bank’s internal loan review department within 90 days of origination.

▪	Loan relationships greater than or equal to $1 million are reviewed annually by the internal loan review department.

▪	The Bank’s internal loan review department samples approximately 25 percent of all other loans less than $1 million on an annual basis for review.

▪	If a loan is delinquent 60 days or more or a pattern of delinquency exists the loan will be selected for review.

▪	Generally, all loans on the Bank’s internal watchlist are reviewed annually by internal loan review.

▪	The Bank also contracts with an independent third party to perform loan reviews. This external party reviews approximately 40 percent of the Bank’s loan portfolio annually.

If a loan is classified as a problem asset it will be assigned one of the following loan grades:  substandard, substandard-impaired, doubtful, and loss. “Substandard assets” must have one or more defined weaknesses and are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected. “Doubtful assets” have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. An asset classified “loss” is considered uncollectible and of such little value that continuance as an asset of the institution is not warranted. The regulations also provide for a “special mention” category, described as assets which do not currently expose an institution to a sufficient degree of risk to warrant classification but do possess credit deficiencies or potential weaknesses deserving close attention. When the Bank classifies an asset as substandard, substandard-impaired or doubtful a specific allowance for loan losses may be established.

The following table outlines the amount of each loan classification  and the amount categorized into each risk rating as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Pass	$101,772	$52,582	$28,579	$34,363	$2,791	$220,087
Special mention	10,199	5,146	1,692	5,435	18	22,490
Substandard	1,106	3,833	860	277	24	6,100
Substandard-impaired	9,802	6,905	1,677	805	-	19,189
Doubtful	2,535	-	-	-	-	2,535
	$125,414	$68,466	$32,808	$40,880	$2,833	$270,401

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Pass	$97,692	$49,974	$24,401	$41,963	$3,215	$217,245
Special mention	19,289	3,786	2,121	7,405	54	32,655
Substandard	2,103	7,695	1,252	1,124	10	12,184
Substandard-impaired	9,947	10,423	2,074	668	51	23,163
	$129,031	$71,878	$29,848	$51,160	$3,330	$285,247

After the Bank’s independent loan review department completes the loan grade assignment, a loan impairment analysis is performed on loans graded substandard or worse. The following tables present summary information pertaining to impaired loans by loan classification as of September 30, 2011 and December 31, 2010 (amounts in thousands):

				For the nine months ended
	At September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Impaired loans without a valuation allowance:
Commercial real estate – mortgage	$8,002	$8,005	$-	$4,705	$434
Consumer real estate – mortgage	2,864	2,996	-	3,758	54
Construction and land development	1,379	1,379	-	1,341	13
Commercial and industrial	282	282	-	552	32
Consumer and other	-	-	-	-
Total	$12,527	$12,662	$-	$10,356	$533

Impaired loans with a valuation allowance:
Commercial real estate – mortgage	$4,335	$4,347	$1,312	$5,573	$131
Consumer real estate – mortgage	4,041	4,203	1,214	6,141	125
Construction and land development	298	300	40	145	-
Commercial and industrial	523	523	392	807	55
Consumer and other	-	-	-	49	-
Total	$9,197	$9,373	$2,958	$12,715	311

Total impaired loans	$21,724	$22,035	$2,958	$23,071	$844

				For the year ended
	At December 31, 2010			December 31, 2010
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment
Impaired loans without a valuation allowance:
Commercial real estate – mortgage	$1,663	$2,163	$-	$2,747
Consumer real estate – mortgage	998	998	-	776
Construction and land development	1,793	1,793	-	1,526
Commercial and industrial	70	70	-	782
Consumer and other	2	2	-	1
Total	$4,526	$5,026	$-	$5,832

Impaired loans with a valuation allowance:
Commercial real estate – mortgage	$8,284	$8,284	$906	$8,494
Consumer real estate – mortgage	9,425	9,425	2,420	8,968
Construction and land development	281	281	60	2,674
Commercial and industrial	598	598	337	1,060
Consumer and other	49	49	17	178
Total	$18,637	$18,637	$3,740	$21,374

Total impaired loans	$23,163	$23,663	$3,740	$27,206

Interest income recognized on impaired loans was approximately $943,000 for the year ending December 31, 2010.

The following tables present an aged analysis of past due loans as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	30-89 Days	Past Due 90
	Past Due and	Days or More		Total	Current	Total
	Accruing	and Accruing	Nonaccrual	Past Due	Loans	Loans
Commercial real estate:
Owner-occupied	$124	$-	$2,833	$2,957	$60,448	$63,405
All other	99	-	789	888	61,121	62,009
Consumer real estate-mortgage	1,528	-	3,244	4,772	63,694	68,466
Construction and land development	249	-	1,614	1,863	30,945	32,808
Commercial and industrial	67	-	65	132	40,748	40,880
Consumer and other	21	-	15	36	2,797	2,833
Total	$2,088	$-	$8,560	$10,648	$259,753	$270,401
December 31, 2010	30-89 Days	Past Due 90
	Past Due and	Days or More		Total	Current	Total
	Accruing	and Accruing	Nonaccrual	Past Due	Loans	Loans
Commercial real estate:
Owner-occupied	$985	$-	$618	$1,603	$63,368	$64,971
All other	203	-	7,808	8,011	56,049	64,060
Consumer real estate-mortgage	631	-	5,114	5,745	66,133	71,878
Construction and land development	317	-	-	317	29,531	29,848
Commercial and industrial	116	-	75	191	50,969	51,160
Consumer and other	54	-	18	72	3,258	3,330
Total	$2,306	$-	$13,633	$15,939	$269,308	$285,247

Impaired loans also include loans that the Bank has elected to formally restructure when, due to the weakening credit status of a borrower, the restructuring may facilitate a repayment plan that seeks to minimize the potential losses that the Bank may have to otherwise incur.  If on nonaccruing status as of the date of restructuring, the loans are included in nonperforming loans and are classified as impaired loans.  Loans that have been restructured that were performing as of the restructure date are reported as troubled debt restructurings.  At September 30, 2011 and December 31, 2010, there were $2.5 million and $948 thousand, respectively, of troubled debt restructurings that were performing as of the restructure date.  Troubled commercial loans are restructured by specialists within our Special Asset department and all restructurings are approved by committees and credit officers separate and apart from the normal loan approval process.  These specialists are trained to reduce the Bank’s overall risk and exposure to loss in the event of a restructuring through obtaining either or all of the following:  improved documentation, additional guaranties, increase in curtailments, reduction in collateral terms, additional collateral or other similar strategies.
As a result of adopting the amendments in Accounting Standards Update No. 2011-02 in the third quarter of 2011, the Bank reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings.  The Bank's reassessment resulted in no additional restructurings than those previously identified.
The following table presents a summary of loans that were modified as troubled debt restructurings during the period as of September 30, 2011 (amounts in thousands):

		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings
Consumer real estate-mortgage	4	$790	$789
Construction and land development	2	748	748
Commercial and industrial	1	20	20

The following table presents a summary of loans that were modified as troubled debt restructurings during the past twelve months and for which there was a payment default during the period as of September 30, 2011 (amounts in thousands):

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Consumer real estate-mortgage	2	$92